Deferred Income Tax - Schedule of Detailed Information About Unrecognised Tax Losses Expiry Dates Explanatory (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	£ 547	£ 721
Tax Effected	126	119
Within 10 years
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	33	36
Tax Effected	10	10
Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	104	297
Tax Effected	5	14
Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	410	388
Tax Effected	111	95
US [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	137	392
Tax Effected	7	19
US [member] | Within 10 years
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	3	9
Tax Effected	0	0
US [member] | Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	104	297
Tax Effected	5	14
US [member] | Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	30	86
Tax Effected	2	5
UK [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	166	166
Tax Effected	41	41
UK [member] | Within 10 years
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	0	0
Tax Effected	0	0
UK [member] | Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	0	0
Tax Effected	0	0
UK [member] | Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	166	166
Tax Effected	41	41
Other [Member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	244	163
Tax Effected	78	59
Other [Member] | Within 10 years
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	30	27
Tax Effected	10	10
Other [Member] | Within 20 years [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	0	0
Tax Effected	0	0
Other [Member] | Available indefinitely [member]
Disclosure of Detailed Information About Unrecognised Tax Losses [line Items]
Gross Amount	214	136
Tax Effected	£ 68	£ 49